Furniture, Fixtures and Equipment - Schedule of Furniture, Fixtures and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	$ 245	$ 319
Additions	10	46
Depreciation charge	(104)	(120)
Furniture, fixtures and equipment	151	245
Total cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	653
Furniture, fixtures and equipment	652	653
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	(408)
Furniture, fixtures and equipment	$ (501)	$ (408)